Land use right - Summary of Quantitative Information About Land Use Right (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Biginning balance	¥ 2,480
Additions	470	¥ 426
Amortization charge	(781)	(924)	¥ (779)
Ending balance	2,437	2,480
Land [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Biginning balance	2,480	1,495
Additions	32	1,052
Amortization charge	(75)	(67)
Ending balance	¥ 2,437	¥ 2,480	¥ 1,495